SIGNIFICANT ACCOUNTING POLICIES (Schedule of Stock-Based Compensation Assumptions) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	0.10%	0.93%	0.90%
Risk-free interest rate, maximum	1.72%	1.91%	1.33%
Expected volatility, minimum	44.44%
Expected volatility, maximum	51.62%
Expected volatility		50.00%	50.00%
Expected term (years)	0 years	6 years 3 months	6 years 3 months
Early exercise factor (as a percent)
Forfeiture rate post vesting
Dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Early exercise factor (as a percent)	100.00%
Forfeiture rate post vesting	0.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Early exercise factor (as a percent)	256.00%
Forfeiture rate post vesting	15.00%